Strive FAANG 2.0 ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 21.0%
478	Boeing Co. (a)	$89,300
123	BWX Technologies, Inc.	9,136
190	General Dynamics Corp.	45,849
32	HEICO Corp.	5,069
59	HEICO Corp. - Class A	7,501
312	Howmet Aerospace, Inc.	13,759
54	Huntington Ingalls Industries, Inc.	11,870
147	L3Harris Technologies, Inc.	26,373
200	Lockheed Martin Corp.	90,928
109	Northrop Grumman Corp.	51,386
1,151	RTX Corp.	93,680
160	Textron, Inc.	12,160
42	TransDigm Group, Inc. (a)	34,780
		491,791
Agricultural & Farm Machinery - 9.9%
126	AGCO Corp.	14,447
548	Deere & Co.	200,217
210	Toro Co.	16,976
		231,640
Agricultural Products & Services - 1.1%
323	Darling Ingredients, Inc. (a)	14,306
126	Ingredion, Inc.	11,791
		26,097
Aluminum - 0.4%
395	Alcoa Corp.	10,128
Coal & Consumable Fuels - 1.2%
590	Cameco Corp. (a)(b)	24,136
612	NexGen Energy Ltd. (a)(b)	3,694
		27,830
Construction & Engineering - 0.3%
236	SNC-Lavalin Group, Inc. (a)(b)	6,555
Copper - 5.3%
1,257	First Quantum Minerals Ltd. (b)	14,566
3,235	Freeport-McMoRan, Inc.	109,278
		123,844
Electric Utilities - 11.7%
449	Constellation Energy Corp.	50,702
1,055	Duke Energy Corp.	93,780
290	Entergy Corp.	27,722
1,490	Southern Co.	100,277
		272,481

Strive FAANG 2.0 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Fertilizers & Agricultural Chemicals - 8.1%
394	CF Industries Holdings, Inc.	31,433
1,438	Corteva, Inc.	69,225
255	FMC Corp.	13,566
667	Mosaic Co.	21,664
1,004	Nutrien Ltd. (a)(b)	53,923
		189,811
Gold - 13.2%
1,116	Agnico Eagle Mines Ltd. (a)(b)	52,342
3,963	Barrick Gold Corp. (a)(b)	63,299
432	Franco-Nevada Corp. (b)	52,553
2,736	Kinross Gold Corp. (a)(b)	14,284
1,806	Newmont Corp.	67,671
146	Royal Gold, Inc.	15,232
1,024	Wheaton Precious Metals Corp. (a)(b)	43,249
		308,630
Industrial Conglomerates - 6.9%
1,481	General Electric Co.	160,881
Integrated Oil & Gas - 11.1%
676	Chevron Corp.	98,513
1,511	Exxon Mobil Corp.	159,939
		258,452
Oil & Gas Equipment & Services - 1.2%
527	Schlumberger N.V. ADR (b)	29,333
Oil & Gas Exploration & Production - 5.4%
396	Canadian Natural Resources Ltd. (a)(b)	25,146
452	ConocoPhillips	53,698
218	EOG Resources, Inc.	27,523
84	Pioneer Natural Resources Co.	20,076
		126,443
Oil & Gas Refining & Marketing - 1.9%
158	Marathon Petroleum Corp.	23,898
171	Phillips 66	19,506
		43,404
Oil & Gas Storage & Transportation - 1.0%
750	Enbridge, Inc. (a)(b)	24,035
	TOTAL COMMON STOCKS (Cost $2,512,365)	2,331,355

Strive FAANG 2.0 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 0.3%
6,482	First American Government Obligations Fund - Class X, 5.27% (c)	6,482
	TOTAL MONEY MARKET FUNDS (Cost $6,482)	6,482

	TOTAL INVESTMENTS (Cost $2,518,847) - 100.0%	$2,337,837
	Other Assets in Excess of Liabilities - 0.0% (d)	533
	TOTAL NET ASSETS - 100.0%	$2,338,370

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.
(b) Foreign issued security.
(c) Rate shown is the 7-day effective yield.
(d) Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Strive FAANG 2.0 ETF did not hold securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$2,331,355	$ -	$-	$2,331,355
Money Market Funds	6,482	-	-	6,482
Total Investments in Securities	$2,337,837	$ -	$-	$2,337,837
* For further detail on each asset class, see the Schedule of Investments
During the fiscal period ended October 31, 2023, the Strive FAANG 2.0 ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.